UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C 20549 FORM 13F FORM 13F COVER PAGE Report for the Calendar Year or Quarter Ended: June 30, 2002 Check here if Amendment [ ]; Amendment Number: This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries. Institutional Investment Manager Filing this Report: Name : White Oak Capital Management, Inc. Address: 380 Madison Avenue, 22nd Floor NEW YORK, NY 10017 13F File Number: 28-3556 The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part of this form. Person signing this report on behalf of Reporting Manager: Name: Robert R. Cole Title: President Phone: (212) 490-0600 Signature, Place, and Date of signing: Robert R. Cole, New York, New York June 30, 2002 Report Type (Check only One) [X] 13F Holdings Report [ ] 13F Notice [ ] 13F Combination Report List of Other Managers reporting for this Manager: NONE I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934 FORM 13F SUMMARY PAGE Report Summary Number of Other Included Managers: NONE Form 13F Information Table Entry Total: 185 Form 13F Information Table Value Total : $ 327,510 VALUE SHARES/ SH/ PUT/ INVSTMT -----VOTING AUTHORITY----- NAME OF ISSUER -TITLE OF CLASS- --CUSIP-- X$1000 PRN AMT PRN CALL DSCRETN -MANAGERS-- SOLE SHARED NONE ***BP P L C SPONSORED ADR COMMON STOCK 055622104 1082 21435 SH 0 SOLE 0 292 21143 ***BP P L C SPONSORED ADR COMMON STOCK 055622104 1986 39329 SH 0 DEFINED 0 39329 ***MAGNA INTERNATIONAL INC COMMON STOCK 559222401 465 6750 SH 0 SOLE 0 2500 4250 ***NOKIA CORP-SPONSORED ADR COMMON STOCK 654902204 572 39520 SH 0 DEFINED 0 39520 ***NOKIA CORP-SPONSORED ADR COMMON STOCK 654902204 926 63938 SH 0 SOLE 0 8900 55038 ***ROYAL DUTCH PETROLEUM CO COMMON STOCK 780257804 829 15006 SH 0 SOLE 0 15006 ***ROYAL DUTCH PETROLEUM CO COMMON STOCK 780257804 2859 51724 SH 0 DEFINED 0 51724 ***SCHLUMBERGER LTD COMMON STOCK 806857108 670 14405 SH 0 SOLE 0 14405 ***SCHLUMBERGER LTD COMMON STOCK 806857108 1365 29350 SH 0 DEFINED 0 29350 ***VODAFONE GROUP PLC NEW COMMON STOCK 92857W100 210 15380 SH 0 DEFINED 0 15380 ABBOTT LABORATORIES COMMON STOCK 002824100 2591 68810 SH 0 SOLE 0 68810 ABBOTT LABORATORIES COMMON STOCK 002824100 5398 143365 SH 0 DEFINED 0 143365 AFFYMETRIX INC COMMON STOCK 00826T108 289 12050 SH 0 SOLE 0 6500 5550 ALLERGAN INC COMMON STOCK 018490102 577 8650 SH 0 SOLE 0 4300 4350 ALLIANT TECHSYSTEMS INC-W/RTS COMMON STOCK 018804104 742 11623 SH 0 SOLE 0 6450 5173 Altria Group COM 718154107 2184 50000 SH Sole 50000 AMAZON.COM INC COMMON STOCK 023135106 635 39100 SH 0 SOLE 0 9800 29300 AMER INTERNATIONAL GROUP INC COMMON STOCK 026874107 10768 157823 SH 0 SOLE 0 27956 129867 AMER INTERNATIONAL GROUP INC COMMON STOCK 026874107 28325 415138 SH 0 DEFINED 0 415138 Amer Supercond. COM 030111108 733 134200 SH Sole 134200 AMERADA HESS CORP COMMON STOCK 023551104 556 6740 SH 0 DEFINED 0 6740 AMERICAN EXPRESS COMPANY COMMON STOCK 025816109 962 26492 SH 0 SOLE 0 11300 15192 AMGEN CORP COMMON STOCK 031162100 889 21239 SH 0 SOLE 0 6200 15039 AMSOUTH BANCORPORATION COMMON STOCK 032165102 1053 47059 SH 0 DEFINED 0 47059 ANADARKO PETROLEUM CORP COMMON STOCK 032511107 1327 26920 SH 0 SOLE 0 26920 ANHEUSER BUSCH COMPANIES INC COMMON STOCK 035229103 470 9400 SH 0 SOLE 0 9400 AOL TIME WARNER INC COMMON STOCK 00184A105 1067 72557 SH 0 DEFINED 0 72557 AOL TIME WARNER INC COMMON STOCK 00184A105 1773 120544 SH 0 SOLE 0 28500 92044 APPLIED MATERIALS INC COMMON STOCK 038222105 1080 56780 SH 0 SOLE 0 16400 40380 APPLIED MATERIALS INC COMMON STOCK 038222105 3546 186458 SH 0 DEFINED 0 186458 AUTOMATIC DATA PROCESSING INC COMMON STOCK 053015103 4683 107526 SH 0 SOLE 0 3400 104126 AUTOMATIC DATA PROCESSING INC COMMON STOCK 053015103 7175 164747 SH 0 DEFINED 0 164747 Avaya Inc. COM 053499109 225 45500 SH Sole 45500 BANK OF AMER CORP COMMON STOCK 060505104 282 4002 SH 0 SOLE 0 4002 BAY VIEW CAPITAL CORP-DEL COMMON STOCK 07262L101 115 18000 SH 0 SOLE 0 11000 7000 BECKMAN COULTER INC COMMON STOCK 075811109 332 6650 SH 0 SOLE 0 2950 3700 BECTON DICKINSON & CO COMMON STOCK 075887109 310 8996 SH 0 DEFINED 0 8996 Bellsouth Corp COM 079860102 268 8500 SH Sole 8500 BELLSOUTH CORP COMMON STOCK 079860102 1007 31972 SH 0 DEFINED 0 31972 BERKSHIRE HATHAWAY INC CL B COMMON STOCK 084670207 386 173 SH 0 SOLE 0 173 BIOMET INC COMMON STOCK 090613100 451 16625 SH 0 SOLE 0 7500 9125 BRISTOL MYERS SQUIBB CO COMMON STOCK 110122108 224 8721 SH 0 SOLE 0 8721 BRISTOL MYERS SQUIBB CO COMMON STOCK 110122108 1011 39331 SH 0 DEFINED 0 39331 BROCADE COMMUNICATIONS SYS INC COMMON STOCK 111621108 225 12850 SH 0 SOLE 0 5200 7650 BUCKEYE PARTNERS L P COMMON STOCK 118230101 284 8000 SH 0 DEFINED 0 8000 CARNIVAL CORP-CL A COMMON STOCK 143658102 757 27350 SH 0 SOLE 0 7700 19650 CHEESECAKE FACTORY INC COMMON STOCK 163072101 1913 53931 SH 0 SOLE 0 17550 36381 CHELSEA PPTY GROUP INC COMMON STOCK 163421100 274 8200 SH 0 DEFINED 0 8200 CHEVRONTEXACO CORP COMMON STOCK 166764100 2296 25948 SH 0 SOLE 0 25948 CHEVRONTEXACO CORP COMMON STOCK 166764100 3482 39339 SH 0 DEFINED 0 39339 Choicepoint COM 170388102 485 10665 SH Sole 10665 CISCO SYSTEMS INC COMMON STOCK 17275R102 6839 490219 SH 0 SOLE 0 13400 476819 CISCO SYSTEMS INC COMMON STOCK 17275R102 8190 587071 SH 0 DEFINED 0 587071 Cisco Systems Inc. COM 17275R102 1193 85500 SH Sole 85500 CITIGROUP INC COMMON STOCK 172967101 451 11648 SH 0 SOLE 0 5500 6148 CITIGROUP INC COMMON STOCK 172967101 284 7331 SH 0 DEFINED 0 7331 COCA-COLA CO COMMON STOCK 191216100 678 12100 SH 0 SOLE 0 12100 COCA-COLA CO COMMON STOCK 191216100 803 14331 SH 0 DEFINED 0 14331 COLGATE PALMOLIVE CO COMMON STOCK 194162103 5459 109073 SH 0 SOLE 0 3400 105673 COLGATE PALMOLIVE CO COMMON STOCK 194162103 6744 134738 SH 0 DEFINED 0 134738 COMCAST CORP CL A-SPL COMMON STOCK 200300200 461 19352 SH 0 DEFINED 0 19352 COMMERCE BANCSHARES INC COMMON STOCK 200525103 257 5813 SH 0 SOLE 0 4336 1477 COSTCO WHOLESALE CORP-NEW COMMON STOCK 22160K105 270 7000 SH 0 SOLE 0 4400 2600 DELL COMPUTER CORP COMMON STOCK 247025109 397 15200 SH 0 SOLE 0 11100 4100 DOVER CORP COMMON STOCK 260003108 238 6799 SH 0 SOLE 0 6799 EBAY INC COMMON STOCK 278642103 702 11399 SH 0 SOLE 0 3400 7999 ELECTRONIC ARTS COMMON STOCK 285512109 1958 29650 SH 0 SOLE 0 6800 22850 ELI LILLY & CO COMMON STOCK 532457108 203 3600 SH 0 DEFINED 0 3600 EMC CORP-MASS COMMON STOCK 268648102 174 23022 SH 0 DEFINED 0 23022 EMERSON ELECTRIC CO COMMON STOCK 291011104 328 6132 SH 0 DEFINED 0 6132 ENBRIDGE ENERGY PARTNERS L P COMMON STOCK 29250R106 224 5000 SH 0 DEFINED 0 5000 Encana Corp. COM 292505104 643 21020 SH Sole 21020 Exxon Corp. COM 302290101 262 6400 SH Sole 6400 EXXON MOBIL CORP COMMON STOCK 30231G102 1827 44639 SH 0 SOLE 0 200 44439 EXXON MOBIL CORP COMMON STOCK 30231G102 3325 81250 SH 0 DEFINED 0 81250 FANNIE MAE COMMON STOCK 313586109 2200 29834 SH 0 SOLE 0 19000 10834 FIFTH THIRD BANCORP COMMON STOCK 316773100 355 5324 SH 0 SOLE 0 5324 First American Corp. COM 318522307 363 15800 SH Sole 15800 First Republic Bank of San Fra COM 336158100 275 10000 SH Sole 10000 FLEETBOSTON FINL CORP COMMON STOCK 339030108 316 9758 SH 0 SOLE 0 4700 5058 FREDDIE MAC-VOTING COMMON COMMON STOCK 313400301 5389 88056 SH 0 SOLE 0 13100 74956 FREDDIE MAC-VOTING COMMON COMMON STOCK 313400301 6441 105247 SH 0 DEFINED 0 105247 GANNETT CO INC COMMON STOCK 364730101 663 8733 SH 0 DEFINED 0 8733 GAP INC COMMON STOCK 364760108 269 18962 SH 0 SOLE 0 10425 8537 GENERAL ELECTRIC CO COMMON STOCK 369604103 3682 126748 SH 0 SOLE 0 70 126678 GENERAL ELECTRIC CO COMMON STOCK 369604103 7543 259656 SH 0 DEFINED 0 259656 GENERAL MOTORS CORP COMMON STOCK 370442105 219 4100 SH 0 SOLE 0 4100 GILLETTE CO COMMON STOCK 375766102 230 6800 SH 0 SOLE 0 4600 2200 Gold Field's LTD ADR COM 38059T106 337 30000 SH Sole 30000 H J HEINZ CO COMMON STOCK 423074103 409 9950 SH 0 SOLE 0 4100 5850 HARLEY DAVIDSON INC COMMON STOCK 412822108 2320 45248 SH 0 SOLE 0 8600 36648 HARTFORD FINANCL SERV GRP INC COMMON STOCK 416515104 330 5550 SH 0 SOLE 0 3700 1850 HERSHEY FOODS CORP COMMON STOCK 427866108 265 4237 SH 0 SOLE 0 4237 HOME DEPOT INC COMMON STOCK 437076102 1902 51779 SH 0 SOLE 0 7050 44729 HOME DEPOT INC COMMON STOCK 437076102 3190 86841 SH 0 DEFINED 0 86841 HOOPER HOLMES INC COMMON STOCK 439104100 108 13500 SH 0 SOLE 0 13500 HOUSEHOLD INTERNATIONAL INC COMMON STOCK 441815107 567 11400 SH 0 SOLE 0 10000 1400 Hughes Electronics COM 370442832 299 28747 SH Sole 28747 IDEC PHARMACEUTICALS CORP COMMON STOCK 449370105 227 6400 SH 0 SOLE 0 4500 1900 ILLINOIS TOOL WORKS INC COMMON STOCK 452308109 546 8000 SH 0 SOLE 0 8000 IMS HEALTH INC COMMON STOCK 449934108 1815 101100 SH 0 SOLE 0 101100 INKINE PHARMACEUTICAL CO INC COMMON STOCK 457214104 8 10000 SH 0 SOLE 0 10000 Intel COM 458140100 183 10000 SH Sole 10000 INTEL CORP COMMON STOCK 458140100 1761 96390 SH 0 DEFINED 0 96390 INTEL CORP COMMON STOCK 458140100 2967 162420 SH 0 SOLE 0 4400 158020 INTERNATIONAL BUSINESS COMMON STOCK 459200101 929 12902 SH 0 SOLE 0 12902 INTERNATIONAL BUSINESS COMMON STOCK 459200101 9549 132628 SH 0 DEFINED 0 132628 J P MORGAN CHASE & CO COMMON STOCK 46625H100 1968 58012 SH 0 DEFINED 0 58012 JDS UNIPHASE CORP COMMON STOCK 46612J101 96 35805 SH 0 SOLE 0 12500 23305 JOHNSON & JOHNSON COMMON STOCK 478160104 5621 107550 SH 0 DEFINED 0 107550 JOHNSON & JOHNSON COMMON STOCK 478160104 7828 149787 SH 0 SOLE 0 12195 137592 JP Morgan Chase COM 46625h100 1876 55317 SH Sole 55317 JUNIPER NETWORKS COMMON STOCK 48203R104 94 16609 SH 0 SOLE 0 7950 8659 KERR MCGEE CORP COMMON STOCK 492386107 830 15505 SH 0 DEFINED 0 15505 KIMBERLY CLARK CORP COMMON STOCK 494368103 724 11672 SH 0 SOLE 0 11672 KIMBERLY CLARK CORP COMMON STOCK 494368103 2404 38776 SH 0 DEFINED 0 38776 KINDER MORGAN ENERGY PARTNERS COMMON STOCK 494550106 262 8340 SH 0 DEFINED 0 8340 Kinder Morgan Llp COM 494550106 276 8800 SH Sole 8800 L-3 COMMUNICATIONS HLDINGS INC COMMON STOCK 502424104 1447 26798 SH 0 SOLE 0 9450 17348 Liberty Media A COM 530718105 174 17360 SH Sole 17360 LIBERTY MEDIA CORP SER A NEW COMMON STOCK 530718105 1064 106430 SH 0 SOLE 0 60000 46430 LSI LOGIC CORP COMMON STOCK 502161102 156 17800 SH 0 SOLE 0 9000 8800 MARSH & MCLENNAN COS INC COMMON STOCK 571748102 471 4875 SH 0 SOLE 0 1950 2925 MAY DEPARTMENT STORES CO COMMON STOCK 577778103 954 28962 SH 0 DEFINED 0 28962 MAYTAG CORP COMMON STOCK 578592107 217 5099 SH 0 SOLE 0 5099 MCGRAW HILL COMPANIES INC COMMON STOCK 580645109 1016 17021 SH 0 DEFINED 0 17021 MERCK & CO INC COMMON STOCK 589331107 3217 63521 SH 0 SOLE 0 63521 MERCK & CO INC COMMON STOCK 589331107 18101 357454 SH 0 DEFINED 0 357454 METLIFE INC COMMON STOCK 59156R108 1161 40300 SH 0 SOLE 0 38400 1900 MICROCHIP TECHNOLOGY INC COMMON STOCK 595017104 506 18449 SH 0 SOLE 0 10462 7987 MICROSOFT CORP COMMON STOCK 594918104 4353 79575 SH 0 DEFINED 0 79575 MICROSOFT CORP COMMON STOCK 594918104 5591 102206 SH 0 SOLE 0 4400 97806 MILLENNIUM PHARMACEUTICALS INC COMMON STOCK 599902103 135 11100 SH 0 SOLE 0 3500 7600 MORGAN STANLEY COMMON STOCK 617446448 213 4950 SH 0 SOLE 0 1750 3200 NORTHROP GRUMMAN CORP COMMON STOCK 666807102 420 3360 SH 0 SOLE 0 2400 960 OMNICOM GROUP INC COMMON STOCK 681919106 947 20680 SH 0 SOLE 0 20680 OMNICOM GROUP INC COMMON STOCK 681919106 1448 31625 SH 0 DEFINED 0 31625 Online Resources COM 68273G101 507 158500 SH Sole 158500 ORACLE CORP COMMON STOCK 68389X105 258 27275 SH 0 DEFINED 0 27275 ORACLE CORP COMMON STOCK 68389X105 956 100910 SH 0 SOLE 0 21700 79210 PEPSICO INC COMMON STOCK 713448108 2334 48430 SH 0 SOLE 0 48430 PEPSICO INC COMMON STOCK 713448108 5897 122350 SH 0 DEFINED 0 122350 Peregrine Pharmaceutical COM 713661106 16 13500 SH Sole 13500 PFIZER INC COMMON STOCK 717081103 1550 44300 SH 0 DEFINED 0 44300 PFIZER INC COMMON STOCK 717081103 5193 148381 SH 0 SOLE 0 69625 78756 Pfizer Inc. COM 717081103 504 14400 SH Sole 14400 PHARMACIA CORP COMMON STOCK 71713U102 223 5952 SH 0 SOLE 0 5952 PHILIP MORRIS COMPANIES INC COMMON STOCK 718154107 8840 202387 SH 0 DEFINED 0 202387 PHILLIPS PETROLEUM CO COMMON STOCK 718507106 294 5000 SH 0 SOLE 0 5000 PROCTER & GAMBLE CO COMMON STOCK 742718109 382 4274 SH 0 SOLE 0 2800 1474 QUESTAR CORP COMMON STOCK 748356102 421 17055 SH 0 SOLE 0 17055 QUESTAR CORP COMMON STOCK 748356102 487 19699 SH 0 DEFINED 0 19699 Quinenco S.A. COM 748718103 252 51700 SH Sole 51700 REYNOLDS & REYNOLDS CO CLASS A COMMON STOCK 761695105 416 14900 SH 0 DEFINED 0 14900 RUBY TUESDAY INC COMMON STOCK 781182100 376 19399 SH 0 SOLE 0 19399 SCHERING PLOUGH CORP COMMON STOCK 806605101 263 10672 SH 0 DEFINED 0 10672 Senetek Plc - Adr COM 817209307 15 25000 SH Sole 25000 SILICON VALLEY BANCSHARES COMMON STOCK 827064106 248 9397 SH 0 SOLE 0 9397 SOUTHTRUST CORP COMMON STOCK 844730101 820 31396 SH 0 DEFINED 0 31396 SUN MICROSYSTEMS INC COMMON STOCK 866810104 381 75975 SH 0 DEFINED 0 75975 SUN MICROSYSTEMS INC COMMON STOCK 866810104 1372 273774 SH 0 SOLE 0 26800 246974 TARGET CORP COMMON STOCK 87612E106 543 14249 SH 0 SOLE 0 6750 7499 TEXAS INSTRUMENTS INC COMMON STOCK 882508104 1118 47180 SH 0 SOLE 0 12400 34780 Tripath Imaging COM 896942109 675 154500 SH Sole 154500 Ultrapar Part Pfd COM 90400P101 344 47500 SH Sole 47500 UNIVISION COMMUNICATIONS INC COMMON STOCK 914906102 826 26308 SH 0 SOLE 0 10200 16108 Unocal Corp. COM 915289102 277 7500 SH Sole 7500 US BANCORP DEL COMMON STOCK 902973304 1032 44207 SH 0 SOLE 0 44207 VALSPAR CORP COMMON STOCK 920355104 1899 42075 SH 0 SOLE 0 42075 VALSPAR CORP COMMON STOCK 920355104 2831 62725 SH 0 DEFINED 0 62725 VERITAS SOFTWARE CORP COMMON STOCK 923436109 297 15022 SH 0 SOLE 0 8800 6222 VERIZON COMMUNICATIONS COMMON STOCK 92343V104 1567 39039 SH 0 SOLE 0 3150 35889 VERIZON COMMUNICATIONS COMMON STOCK 92343V104 2544 63371 SH 0 DEFINED 0 63371 VIACOM INC-CL B FORMLY NON VTG COMMON STOCK 925524308 210 4744 SH 0 SOLE 0 4744 Vodafone Group PLC COM 92857T107 180 13200 SH Sole 13200 W W GRAINGER INC COMMON STOCK 384802104 200 4000 SH 0 SOLE 0 2700 1300 WALGREEN CO COMMON STOCK 931422109 222 5750 SH 0 SOLE 0 5750 WAL-MART STORES INC COMMON STOCK 931142103 4439 80690 SH 0 SOLE 0 80690 WAL-MART STORES INC COMMON STOCK 931142103 6472 117648 SH 0 DEFINED 0 117648 WALT DISNEY CO HOLDING CO COMMON STOCK 254687106 1241 65675 SH 0 SOLE 0 65675 WALT DISNEY CO HOLDING CO COMMON STOCK 254687106 2411 127575 SH 0 DEFINED 0 127575 WASHINGTON MUTUAL INC COMMON STOCK 939322103 1250 33687 SH 0 DEFINED 0 33687 WEBEX COMMUNICATIONS INC COMMON STOCK 94767L109 383 24098 SH 0 SOLE 0 11800 12298 WYETH COMMON STOCK 983024100 949 18544 SH 0 SOLE 0 100 18444 YAHOO INC COMMON STOCK 984332106 339 22960 SH 0 SOLE 0 7883 15077 REPORT SUMMARY 185 DATA RECORDS 327510 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED